UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2019

Date of reporting period: June 30, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND JUNE 30, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 86.8%

	Shares	Value
Argentina — 0.2%
America Airports *	39,588	$319,475

Brazil — 7.5%
BRF *	113,149	866,187
Hapvida Participacoes e Investimentos	103,472	1,056,413
Petroleo Brasileiro ADR	347,916	5,417,052
Rumo *	774,440	4,202,928

		11,542,580

Chile — 1.6%
Liberty Latin America, Cl C *	103,722	1,782,981
Sociedad Quimica y Minera de Chile ADR	21,254	661,212

		2,444,193

China — 15.3%
Angang Steel	396,465	180,661
Baozun ADR *	61,683	3,075,515
Beijing Sinnet Technology *	445,117	1,087,116
Bilibili ADR *	176,159	2,866,107
Brilliance China Automotive Holdings	3,652,003	4,038,823
China Mengniu Dairy	531,286	2,057,139
China National Building Material	333,948	292,806
China Taiping Insurance Holdings	1,183,800	3,166,902
CRRC	3,706,369	3,097,931
Ctrip.com International ADR *	71,174	2,627,032
Momo ADR	26,446	946,767

		23,436,799

Egypt — 0.6%
Commercial International Bank Egypt SAE	216,272	956,136

Ghana — 3.1%
Tullow Oil	1,769,726	4,718,639

Greece — 1.4%
Eurobank Ergasias *	1,211,234	1,193,137

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND JUNE 30, 2019 (Unaudited	)

COMMON STOCK — continued

	Shares	Value

Greece — (continued)
National Bank of Greece *	326,593	$896,334

		2,089,471

Hong Kong — 6.2%
3SBio *	1,108,500	1,904,137
Geely Automobile Holdings	1,491,000	2,549,729
Tencent Holdings	111,000	5,009,741

		9,463,607

Hungary — 1.3%
OTP Bank	51,674	2,060,146

India — 9.3%
ACC	50,450	1,141,726
Cipla	248,577	1,993,045
GAIL India	383,319	1,732,300
Godrej Properties *	33,200	482,074
Housing Development Finance	105,445	3,348,607
ICICI Lombard General Insurance	96,096	1,548,826
Motherson Sumi Systems	1,089,285	1,924,426
United Spirits *	236,728	2,006,071

		14,177,075

Kazakhstan — 1.2%
KAZ Minerals	247,810	1,904,314

Morocco — 0.2%
Vivo Energy	171,450	289,340

Panama — 2.4%
Copa Holdings, Cl A	37,225	3,632,043

Russia — 8.7%
Sberbank of Russia PJSC ADR	460,688	7,085,382
Yandex, Cl A *	162,949	6,192,062

		13,277,444

South Korea — 7.1%
Hotel Shilla	25,224	2,119,021

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND JUNE 30, 2019 (Unaudited	)

COMMON STOCK — continued

	Shares	Value

South Korea — (continued)
Hyundai Engineering & Construction	43,365	$2,013,046
Hyundai Motor	17,481	2,119,551
LG Chemical	2,395	735,312
SK Hynix	52,450	3,157,039
S-Oil	9,582	694,595

		10,838,564

Taiwan — 9.6%
Globalwafers	235,000	2,379,546
Hiwin Technologies	193,000	1,615,609
MediaTek	581,493	5,878,678
Taiwan Semiconductor Manufacturing	321,110	2,470,912
Win Semiconductors	380,139	2,435,572

		14,780,317

Thailand — 3.2%
CP ALL NVDR	661,945	1,856,273
Minor International NVDR	2,292,646	3,065,085

		4,921,358

Turkey — 1.8%
Turk Hava Yollari AO *	676,401	1,507,401
Turkiye Garanti Bankasi *	768,964	1,209,816

		2,717,217

United Arab Emirates — 1.3%
Emaar Properties PJSC	1,621,935	1,953,527

Vietnam — 0.5%
Hoa Phat Group JSC *	566,020	570,756
Vincom Retail JSC	96,012	139,249

		710,005

Zambia — 4.3%
First Quantum Minerals	698,611	6,650,638

TOTAL COMMON STOCK
(Cost $127,418,768)		132,882,888

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND JUNE 30, 2019 (Unaudited	)

EQUITY-LINKED WARRANTS — 7.5%

	Shares	Value

China — 6.7%
China Merchants Energy Shipping, Expires 11/24/20	1,000,907	$635,549
COSCO SHIPPING Energy Transportation, Expires 11/24/20	779,964	737,205
Han’s Laser Technology, Expires 03/27/20	439,366	2,199,890
Offshore Oil Engineering, Expires 12/09/19	3,235,183	2,631,608
Ping An Insurance, Expires 09/23/19	313,800	4,039,044

		10,243,296

Thailand — 0.0%
Minor International, Expires 12/31/21	116,907	—

Vietnam — 0.8%
Hoa Phat Group JSC, Expires 11/20/20	614,545	611,928
Hoa Phat Group JSC, Expires 03/31/21	129,402	130,152
Vincom Retail JSC, Expires 11/23/20	377,491	540,633

		1,282,713

TOTAL EQUITY-LINKED WARRANTS

(Cost $10,670,596)		11,526,009

PREFERRED STOCK — 3.0%

	Shares	Value

South Korea — 3.0%
Samsung Electronics (A)	139,691	4,627,533

TOTAL PREFERRED STOCK
(Cost $4,520,888)		4,627,533

TOTAL INVESTMENTS— 97.3%
(Cost $142,610,252)		$149,036,430

Percentages are based on Net Assets of $153,154,143.

*	Non-income producing security.
(A)	There is currently no rate available.

ADR	American Depositary Receipt
Cl	Class
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
SAE	Eqyptian Joint Stock Company

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND JUNE 30, 2019 (Unaudited	)

As of June 30, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2019, there were no transfers between Level 1, Level 2, and Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred at the end of the period.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

RWC-QH-001-0400

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: August 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: August 28, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller and CFO

Date: August 28, 2019